Cover	Mar. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2026
Entity File Number	000-24498
Entity Registrant Name	Diamond Hill Investment Group, Inc.
Entity Central Index Key	0000909108
Entity Tax Identification Number	65-0190407
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	325 John H. McConnell Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	255-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	DHIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false